Issued Capital and Reserves - Overview and General Remarks (Details)	Jun. 30, 2022 € / shares shares
Common shares
Disclosure of classes of share capital [line items]
Number of shares authorized	386,250,000
Notional value per share | € / shares	€ 0.12
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorized	386,250,000
Notional value per share | € / shares	€ 0.12
Number of shares issued	0